Note 5 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013
Accrued professional fees	$117	$15
Accrued vacation	86	81
Accrued interest	-	237
Accrued loan balloon payment	-	76
Accrued loan restructuring fees	-	27
Accrued severence pay	-	59
Other accruals	20	21
Total accrued liabilities	$223	$516